Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations
Business Combinations
4.	Business Combinations

4.1.Business Combination with Unicesumar

On August 23, 2021, we entered into a purchase agreement with the shareholders of CESUMAR - Centro de Ensino Superior de Maringá Ltda, or “Unicesumar”, to acquire the entire share capital of Unicesumar. The transaction was closed on May 20, 2022 (transaction date), when the consideration provided for in the purchase and sale agreement was transferred and control of Unicesumar was transferred to the Company, after usual conditions precedent, including appreciation by a regulatory agency antitrust and other regulatory approvals.

Unicesumar is a leading and fast-growing higher education institution in Brazil focused on the distance learning market, founded 30 years ago in Maringá - Paraná. At acquisition date Unicesumar had 999 hubs and approximately 331 thousand students, of which 314 thousand are in digital education. Unicesumar also has significant on-site courses in the health area, mainly Medicine, with more than 1,600 students.

The acquisitions were accounted for using the acquisition method where the consideration transferred and the identifiable assets and liabilities acquired were measured at fair value, while goodwill is measured as the excess of consideration paid over those items.

ASSETS	494,439
Cash and cash equivalents	62,017
Trade receivables	78,929
Financial assets	62,385
Income taxes recoverable	3,617
Prepaid expenses	3,918
Deferred tax assets	17,580
Other assets	4,984
Right-of-use assets	170,980
Property and equipment	78,096
Intangible assets	11,933
LIABILITIES	357,389
Trade payables	70,067
Lease liabilities	171,829
Labor and social obligations	37,781
Income taxes payable	11,556
Prepayments from customers	17,731
Dividends	30,000
Provisions for contingencies	12,510
Other liabilities	5,915
Total acquired net assets at book value	137,050
Total identifiable net assets at fair value	1,516,987
Purchase consideration	3,210,373
Goodwill arising on acquisition	1,556,336

Purchase price consideration

The total of consideration transferred was calculated based on the terms of the agreement with the former owners of Unicesumar shares. They received cash and Vitru Ltd shares just like determined in the terms of the business combination agreement.

The consideration consists of R$ 2,688,181 paid in cash, 7,182 thousand Vitru’s Shares, of which 5,387 thousand were issued on the Closing Date and 1,795 thousand of which 898 thousand have been retained for a period of 3 years and 897 thousand have been retained for a period of 6 years (“holdback period”), and a contingent consideration where an additional of R$ 1,000 will be paid for each new license to operate medical courses get in the next 5 years, with a maximum value of R$ 50,000:

Purchase consideration	3,210,373%
Cash payable at the acquisition date	2,162,500	67.36%
Payable after 12 months (i)	456,721	14.23%
Contingent consideration (ii)	30,608	0.95%
Payable through the issuance of new Vitru shares	560,544	17.46%

(i)	In September 2022, there was a contractual amendment reducing the purchase consideration by R$ 73,134 and the payment period was changed from 12 months to 24 months.
(ii)	The contingent consideration was estimated through a technical analysis by an education professional in the area of medicine, which concluded that it is possible to authorize 40 additional licenses by the MEC according to the proportion of new license to operate medical courses available in the region of Corumbá in the period of 5 years. The amount of 30,608 recognized corresponds to the present value of the authorization of 40 additional license in the next 5 years.

Goodwill allocation:

Fair value adjustments	1,516,987
Customer relationships (i)	294,525
Brand (ii)	352,189
Non-compete agreement (iii)	272,416
Software (iv)	33,379
Teaching-learning material (TLM) (v)	26,584
Operation licenses for distance learning (vi)	1,206,641
Lease contracts (vii)	57,278
Licenses to operate medical courses (viii)	55,454
Deferred taxes	(781,479)
Goodwill	1,556,336
Total acquired net assets at book value	137,050
Total fair value of the identifiable net assets + goodwill	3,210,373

The assumptions, critical judgments, methods and hypotheses used by the Company to determine the fair value of the intangible assets identified in the business combination were as follows:

(i)	Customer relationships: Valued using the MEEM method (“Multi-period Excess Earnings Method”), which is based on a calculation of discounting cash flows from future economic benefits attributable to the customer base, net of eliminations of the implied contribution obligations. The remaining useful life of the customer base was estimated by analyzing the average duration of courses of each segment.

The main assumptions used in assessing the customer relationships were:

a.	Revenue: Projected in accordance with historical data obtained by the Company, and expectations observed in competition tendencies related to course offering and geographic coverage.
b.	Costs and expenses: Projected in accordance with historical data obtained by the Company and expectations of normalization of the operating margin in the long term and operating synergies to be realized by the merger of Unicesumar’s operations within the Company.
c.	Tax rate: 34%, pursuant to Brazilian tax legislation; and
d.	After-tax discount rate: the after-tax discount rate was applied properly on each Cash Generating Unit (“CGU”), due to their differences in regards to risk assessment and each CGU’s discount rate.
(ii)	Brand: Valued using the Relief from Royalty method. The method determines the value of an intangible asset based on the value of hypothetical royalty payments that would be saved through owning the asset, compared to licensing the asset to a third party. It involves the estimation of generating future cash flows to the business for the greatest possible deadline.

The main assumptions used in assessing the brand were:

a.	Remaining useful life: Adopted as the point where the discounted cash flows reach 90% of the total projected value.
b.	Royalties’ percentage: Estimated as 3.48%, but applied for each segment, depending on the expected margin of each CGU.
(iii)	Non-Compete Agreement: Valued using the With-or-Without method. This method uses the profit or loss originated from the projection of the business as a whole.

The main assumptions used in assessing the brand were:

a.	Revenue: Considers a revenue loss for the first 4 years. For the following years, it’s expected that the sellers are already part of the market.
b.	Competition probability: Different assumptions for each CGU:
●	Digital and Continuing Education – 85% due to the relative easiness to reach the student (virtually).
●	On-Campus Undergraduate Courses – 50%, due to the necessity of a more robust physical structure to accommodate the students.
(iv)	Software: Valued using the Replacement Cost method. Management estimated the costs related to the development of systems with similar characteristics using providers external to Unicesumar. Because it is an auxiliary asset in generating cash from other intangible assets when applying the MEEM approach (in this case, only Customer Relationships), through the Costs of Contributing Assets.

The main assumptions used in assessing the software were:

a.	Remaining useful life: 5 years.
b.	Taxes: Applied the effective average rate of income taxes for the Company.
(v)	Teaching-Learning Material: Valued using the Replacement Cost method. Management estimated the costs related to the development of similar products, as well as the degree of obsolescence (75)%. Because it is an auxiliary asset in generating cash from other intangible assets when applying the MEEM approach (in this case, only Customer Relationships), through the Costs of Contributing Assets.

The main assumptions used in assessing the teaching-learning material were:

a.	Remaining useful life: 3 years.
b.	Taxes: Applied the effective average rate of income taxes for the Company.
(vi)	Operation licenses for distance learning: Valued using the With-or-Without method. This method uses the profit or loss originated from the projection of the business as a whole.

The main assumptions used in assessing the operation licenses for distance learning were:

a.	Discount rate: The applied discount rate was WACC for each CGU.
b.	Estimated useful life: It’s assumed that the effects of not relying on the operation licenses from the beginning, having the need to construct the network, will be seen indefinitely.
c.	Operation: The operating licenses is given through authorization, that gives to Unicesumar the right to operate in a determined geographical area, which, in some cases, comes through a local partner. However, each authorization allows Unicesumar to change partner in each area, if necessary, substituting the structure for an equivalent one. Partners are not attached to the authorizations.
(vii)	Lease contracts: Valued using the Cost Savings method, that consists of calculating the savings measured by the Company, corrected by the duration of the contract by a discount rate.

The main assumptions used in assessing the leasing contracts were:

a.	After-tax discount rate: the after-tax discount rate was applied properly on each Cash Generating Unit (“CGU”), due to their differences regarding risk assessment and each CGU’s discount rate.
b.	Remaining useful life: Based on the duration of the leasing contract: 20 years.

(viii) Licenses to operate medical courses: Valued using the Income Approach method, with an emphasis on marginal fluctuations to the projected CGUs.

The main assumptions used in assessing the licenses to operate medical courses include the initial process of enrolling a student (duration, new students, evasion, graduation), amount of the course, profitability, investments and working capital, as well as growth in perpetuity.

The goodwill amount is based mainly on the workforce and its synergies from academic, commercial, and costs perspectives, considering that we are adding up the 15-year experience and track-record of both institutions as leading players in Digital Education, which is allowing us to improve even further the high-quality services to our students and to sustain our differentiated academic delivery.

4.2.	Acquisition of Rede Enem

On September 1, 2022, the Company acquired 100% of the share capital of Rede Enem Serviços de Internet Ltda through its subsidiary Vitru Brasil Empreendimentos, Participações e Comércio e S.A. or “Vitru Brazil”. Rede Enem is a platform that provides free content through an ecosystem that includes blogs, free preparatory courses, and social media profiles.

The aggregate purchase price of R$ 1,400 was paid in cash at the closing date. The following table presents the assets acquired and liabilities assumed at book value in the business combination:

ASSETS	90
Cash and cash equivalents	23
Trade receivables	32
Other assets	7
Property and equipment	28
LIABILITIES	97
Loans and financing	12
Labor and social obligations	41
Prepayments from customers	25
Other liabilities	19
Total acquired net assets at book value	(7)
Purchase consideration	1,400
Goodwill arising on acquisition	1,407